STOCK OPTIONS: (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		128 Months Ended	137 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended												1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2013	Jun. 14, 2013	Oct. 31, 2010	Jul. 31, 2013 General and Administrative Expense [Member]	Jul. 31, 2012 General and Administrative Expense [Member]	Jul. 31, 2013 General and Administrative Expense [Member]	Jul. 31, 2012 General and Administrative Expense [Member]	Oct. 31, 2012 General and Administrative Expense [Member]	Oct. 31, 2011 General and Administrative Expense [Member]	Jul. 31, 2013 Research and Development Expense [Member]	Jul. 31, 2012 Research and Development Expense [Member]	Jul. 31, 2013 Research and Development Expense [Member]	Jul. 31, 2012 Research and Development Expense [Member]	Oct. 31, 2012 Research and Development Expense [Member]	Oct. 31, 2011 Research and Development Expense [Member]	Jul. 31, 2013 Employees and Consultants [Member]	Oct. 31, 2012 Employees and Consultants [Member]	Jul. 31, 2013 Employees and Consultants [Member] Minimum [Member]	Jul. 31, 2013 Employees and Consultants [Member] Maximum [Member]	Oct. 31, 2012 Equity Option [Member]	Oct. 31, 2011 Equity Option [Member]	Oct. 31, 2012 Common Stock [Member]	Jul. 31, 2013 Two Thousand and Four Stock Option Plan [Member]	Oct. 31, 2012 Two Thousand and Four Stock Option Plan [Member]	Jul. 31, 2013 Two Thousand and Five Stock Option Plan [Member]	Oct. 31, 2012 Two Thousand and Five Stock Option Plan [Member]	Jul. 31, 2013 Two Thousand and Nine Stock Option Plan [Member]	Oct. 31, 2012 Two Thousand and Nine Stock Option Plan [Member]	Aug. 13, 2012 Two Thousand and Eleven Omnibus Incentive Plan [Member]	Sep. 27, 2011 Two Thousand and Eleven Omnibus Incentive Plan [Member]	Aug. 13, 2012 Two Thousand and Eleven Omnibus Incentive Plan [Member] Common Stock [Member]	Aug. 22, 2011 Two Thousand and Eleven Employee Stock Purchase Plan [Member]	Jul. 31, 2013 Two Thousand and Eleven Employee Stock Purchase Plan [Member]	Jul. 31, 2012 Two Thousand and Eleven Employee Stock Purchase Plan [Member]	Oct. 31, 2012 Two Thousand and Eleven Employee Stock Purchase Plan [Member]	Oct. 31, 2012 Stock Option Plan [Member]
Schedule Of Stock Options [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																																							85.00%
Common Stock, Capital Shares Reserved for Future Issuance																																					160,000		40,000
Vested & Exercisable Weighted Average Remaining Contractual Life In Years			1 year 5 months 1 day		5 years 9 months																						2 years
Common stock, shares authorized	25,000,000		25,000,000		25,000,000	25,000,000	25,000,000	25,000,000	25,000,000																											520,000		360,000
Proceeds from Stock Plans																																								$ 5,290	$ 1,657
Options granted to consultants and professionals (in shares)																							271,560	140,320
Granted Weighted-Average Exercise Price			$ 9.375		$ 18.75	$ 15.00																		$ 18.75	$ 9.375	$ 18.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	467,923		467,923		358,459	218,539	358,459	467,923		211,739																				19,052	19,052	42,952	43,552	142,735	155,535
Non-cash charges to consultants and employees for options and stock			3,103,122	877,251	1,146,843	795,226	4,980,046	8,083,168			222,000	162,000	1,600,000	480,000	610,000	379,000	98,000	128,000	1,000,000	398,000	480,000	272,000						651,000															10,900,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Fair Value			1,657,500	2,539,792	2,539,792	103,125
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	1,472,000		1,472,000		2,047,000		2,047,000	1,472,000
Income Tax Effects Allocated Directly to Equity, Employee Stock Options					18,300																																			22,575	18,300
Employee Stock Ownership Plan (ESOP), Compensation Expense	320,000	290,000	2,600,000	878,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans																													1,656													1,656
Share-Based Compensation			$ 3,103,122	$ 877,251	$ 1,146,843	$ 795,226	$ 4,980,046	$ 8,083,168			$ 222,000	$ 162,000	$ 1,600,000	$ 480,000	$ 610,000	$ 379,000	$ 98,000	$ 128,000	$ 1,000,000	$ 398,000	$ 480,000	$ 272,000						$ 651,000															$ 10,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 0